Financial assets at FVTOCI_Details of equity securities designated as financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 1,080,788	₩ 935,370
Description of reason for disposing of investments in equity instruments designated at fair value through other comprehensive income	During the year ended December 31, 2019 and 2020, the Group sold its equity securities., designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors	During the year ended December 31, 2019 and 2020, the Group sold its equity securities., designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors
Fair value	₩ 2,848	₩ 34,841
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	(3,665)	(38,995)
Investment for strategic business partnership purpose
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 778,657	₩ 678,846
Description of reason for using presentation alternative	Investment for strategic business partnership purpose	Investment for strategic business partnership purpose
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 302,090	₩ 256,480
Description of reason for using presentation alternative	Debt-equity swap	Debt-equity swap
Others(Cooperative insurance, etc.)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 41	₩ 44
Description of reason for using presentation alternative	Others	Others